Fair Values - Summary of Equity Instruments Measured at Fair Value With Changes in Other Comprehensive Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	$ 11,690	$ 1,351
Income through OCI	1,042	12,176
Exposure to changes in Purchasing Power	(3,931)	(1,837)
Ending balance of fair value of equity instruments	8,801	11,690
MAE [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	6,806	112
Income through OCI		7,681
Exposure to changes in Purchasing Power	(2,196)	(987)
Ending balance of fair value of equity instruments	4,610	6,806
SEDESA [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	2,383	72
Income through OCI		2,659
Exposure to changes in Purchasing Power	(769)	(348)
Ending balance of fair value of equity instruments	1,614	2,383
COELSA [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	1,357	99
Income through OCI		1,460
Exposure to changes in Purchasing Power	(438)	(202)
Ending balance of fair value of equity instruments	919	1,357
PROVINCANJE [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	400	927
Income through OCI		(391)
Exposure to changes in Purchasing Power	(129)	(136)
Ending balance of fair value of equity instruments	271	400
CUYO AVAL SGR [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	328	18
Income through OCI	799	357
Exposure to changes in Purchasing Power	(228)	(47)
Ending balance of fair value of equity instruments	899	328
ARGEN CONTROL [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	185	46
Income through OCI		168
Exposure to changes in Purchasing Power	(60)	(29)
Ending balance of fair value of equity instruments	125	185
LOS GROBO SGR [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	100	0
Income through OCI	166	115
Exposure to changes in Purchasing Power	(57)	(15)
Ending balance of fair value of equity instruments	209	100
IEBA SA [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	90	0
Income through OCI		103
Exposure to changes in Purchasing Power	(29)	(13)
Ending balance of fair value of equity instruments	61	90
Others [member]
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	41	77
Income through OCI	77	24
Exposure to changes in Purchasing Power	(25)	(60)
Ending balance of fair value of equity instruments	$ 93	$ 41